Balance Sheet Components - Capitalized Internal-use Software, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Internally developed software	$ 3,482,118		$ 3,314,450	$ 2,538,395
Less accumulated depreciation	(2,036,455)		(1,895,778)	(1,378,351)
Capitalized internal-use software, net	1,445,663		1,418,672	1,160,044
Amortization of capitalized Internal-use Software	$ 141,000	$ 120,000	$ 517,000	$ 454,000
Capitalized Internal-use Software useful life	5 years		5 years